REVENUES AND LOYALTY PROGRAMS	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUES AND LOYALTY PROGRAMS

NOTE 12. REVENUES AND LOYALTY PROGRAMS
(a)Revenues
The following table represents the Company’s disaggregated revenue by source, due to the Company’s contracts with its customers, for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Wholesale	$252,590	$306,363
Dispensary	471,753	464,522
Total Revenues	$724,343	$770,885
The Company generates revenues, net of sales discounts, at the point in time the control of the product is transferred to the customer, as the Company has a right to payment and the customer has assumed significant risks and rewards of such product without any remaining performance obligation. Sales discounts were approximately 24.6% and 17.0% of gross revenue for the years ended December 31, 2024 and 2023, respectively. The Company does not enter into long-term sales contracts.
(b)Loyalty Programs
In the states of Illinois, New York, Florida, Ohio and Massachusetts; the Company has customer loyalty programs where retail customers accumulate points based on their level of spending. These points are recorded as a contract liability until customers redeem their points for discounts on cannabis products as part of an in-store sales transaction. Loyalty points may be redeemed by customers for $0.03 for each point off of future purchases. The Company records a performance obligation as a reduction of revenue of $0.02 per loyalty point, inclusive of breakage expectations in respective markets.
Upon redemption, the loyalty program obligation is relieved, and the offset is recorded as revenue. As of December 31, 2024 and December 31, 2023, there were 76.2 million and 71.2 million points outstanding, respectively. The contract liability totaled $1.4 million and $1.2 million as of December 31, 2024 and December 31, 2023, respectively, which is included in Accrued liabilities within the Consolidated Balance Sheets. The Company expects outstanding loyalty points to be redeemed within one year. Loyalty points expire after six months of no spend activity.